Commitments And Contingencies (Schedule Of Lease Information) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Total operating lease liabilities	$ 170
Weighted-average remaining lease term (in years)	7 years	7 years
Weighted-average discount rate	2.50%	2.80%
Other Noncurrent Assets [Member]
Operating lease ROU, third-party joint project and other assets	$ 146	$ 132
Other Current Liabilities [Member]
Operating lease and other current liabilities	37	29
Other Noncurrent Liabilities [Member]
Operating lease, third-party joint project and other obligations	133	124
Other Liabilities [Member]
Total operating lease liabilities	$ 170	$ 153